Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of Reconciliation of Statutory IncomeTax Rate
The following table reconciles the United States statutory income tax rate to the Company’s effective income tax rate:

	Year ended December 31,
	2021	2020	2019
United States statutory rate	21.0%	21.0%	21.0%
State tax, net of federal benefit	1.0%	4.2%	1.0%
Stock-based compensation	(0.7%)	(0.5%)	(1.6%)
Officer compensation	1.5%	(1.0%)	(1.3%)
Deferred rate change	—%	—%	—%
R&D credit	1.4%	0.8%	1.8%
PPP Loan	1.1%	—%	—%
Other	0.1%	(0.1)%	0.3%
Change in valuation allowance	(25.4%)	(24.4%)	(21.2%)

Effective income tax rate	—%	—%	—%

Schedule of Deferred Tax Assets And Liabilities
Deferred assets and liabilities consist of the following:

	December 31,
In Thousands	2021	2020	2019
Net operating losses	$38,671	$33,392	$24,852
Stock-based compensation	2,724	2,531	3,637
Financing lease obligations	3,820	4,574	4,640
Tax credit carry forwards	3,210	2,577	2,106
Compensation	514	339	97
Derivative liability	—	703	—
Other	143	391	307

Gross deferred tax assets	49,082	44,507	35,639
Less valuation allowance	(45,369)	(39,898)	(30,888)

Net deferred tax assets	3,713	4,609	4,751
Fixed assets	(3,667)	(4,609)	(4,746)
Other	(46)	—	(5)

Gross deferred tax liabilities	(3,713)	(4,609)	(4,751)
Net deferred tax asset or liability	$—	$—	$—